Note 17 - Tax Expense (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Applicable tax rate	0.00%	0.00%	0.00%
Total average effective tax rate	39.10%	37.52%
Net deferred tax assets	$ 194	$ 87
Net deferred tax liabilities	8,034	4,234
South African operations [member]
Statement Line Items [Line Items]
Net deferred tax assets	194	87	$ 63
Zimbabwean operations [member]
Statement Line Items [Line Items]
Net deferred tax liabilities	$ 8,034	$ 4,234	$ 3,129
Zimbabwean operations [member]
Statement Line Items [Line Items]
Tax rate effect of foreign tax rates	24.72%	25.75%
South African operations [member]
Statement Line Items [Line Items]
Tax rate effect of foreign tax rates	28.00%	28.00%